Assets and liabilities held for sale - Schedule of assets and liabilities held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assets held for sale
Balance at beginning	$ 17,795	$ 180,452
Transferred out, net	(10,604)	(162,657)
Balance at ending	7,191	17,795
Liabilities associated with assets held for sale
Balance at beginning	9,173	36,529
Transferred out, net	(268)	(27,356)
Balance at ending	8,905	9,173
Held-for-sale, discontinued operations
Assets held for sale
Balance at beginning	13,216	75,177
Transferred out, net	(6,025)	(61,961)
Balance at ending	7,191	13,216
Liabilities associated with assets held for sale
Balance at beginning	8,287	19,214
Transferred out, net	184	(10,927)
Balance at ending	8,471	8,287
Held-for-sale, not discontinued operations
Assets held for sale
Balance at beginning	4,579	105,275
Transferred out, net	(4,579)	(100,696)
Balance at ending	0	4,579
Liabilities associated with assets held for sale
Balance at beginning	886	17,315
Transferred out, net	(452)	(16,429)
Balance at ending	$ 434	$ 886